Consolidated Statements of Comprehensive Loss - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings (loss)		$ 161	$ (425)	$ (253)
Other comprehensive loss
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	37	37	(11)
Fair value losses on third-party investments, net of tax		(1)	0	0
Losses on derivatives designated as cash flow hedges, net of tax		0	0	(1)
Total items that will not be reclassified subsequently to net earnings (loss)		36	37	(12)
Gains (losses) on translating net assets of foreign operations, net of tax		21	(14)	(11)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[2]	(25)	0	11
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[3]	(556)	(200)	20
Reclassification of losses (gains) on derivatives designated as cash flow hedges to net earnings (loss), net of tax	[4]	100	(8)	(110)
Total items that will be reclassified subsequently to net earnings (loss)		(460)	(222)	(90)
Other comprehensive loss		(424)	(185)	(102)
Total comprehensive loss		(263)	(610)	(355)
Total comprehensive income (loss) attributable to:
TransAlta shareholders		(318)	(693)	(439)
Non-controlling interests		$ 55	$ 83	$ 84

[1]	Net of income tax expense of $12 million for the year ended Dec. 31, 2022 (2021 – $11 million expense, 2020 – $3 million recovery).
[2]	Net of income tax recovery of $3 million for the year ended Dec. 31, 2022 (2021 and 2020 – nil).
[3]	Net of income tax recovery of $138 million for the year ended Dec. 31, 2022 (2021 – $55 million recovery, 2020 – $8 million expense).
[4]	Net of reclassification of income tax expense of $26 million for the year ended Dec. 31, 2022 (2021 – $2 million recovery, 2020 – $31 million recovery).